Cash and Cash Equivalents: (Details 1) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Cash And Cash Equivalentsdetails [Abstract]
Bank deposits	$ 34,690,815	$ 47,588,968
Short term investments	33,270,291	100,057,385
Total	$ 67,961,106	$ 147,646,353